CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Liabilities and Shareholders' Equity
Long-Term Debt	[1]	$ 442,820	$ 324,568
Shareholders' Equity
Common Share, par value (in dollars per share)		$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)		180,000,000	180,000,000
Common Stock, shares issued (in shares)		101,969,666	89,182,001
Common Stock, shares outstanding (in shares)		101,969,666	89,182,001
Credit Facility [Member]
Liabilities and Shareholders' Equity
Long-Term Debt		$ 447,000	$ 330,000

[1]	Long-Term Debt consists of outstanding amounts on the Credit Facility less unamortized deferred financing cost. Outstanding amounts on the Credit Facility were $447,000 and $330,000 as of December 31, 2016 and 2015, respectively. Please see note 2 to these Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing cost.